Transactions with related parties - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets:
Due from related party	$ 1,086	$ 883
Due from related party, non-current	1,350	1,350
Liabilities:
Due to related party	306	72
Working capital advances granted to the Manager (a)
Assets:
Due from related party	1,086	883
Security deposits to Manager (a)
Assets:
Due from related party, non-current	1,350	1,350
Executive service charges due to Manager (d)
Liabilities:
Due to related party	154	0
Administrative service charges due to Manager (e)
Liabilities:
Due to related party	30	30
Other Partnership expenses due to Manager
Liabilities:
Due to related party	$ 122	$ 42